Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation

6. Stock-based Compensation

2015 Equity Incentive Plan

The Company has 629,489 shares of Common Stock authorized and reserved for issuance under our 2015 Equity Incentive Plan for option awards. This reserve may be increased by the Board each year by up to the number of shares of stock equal to 5% of the number of shares of stock issued and outstanding on the immediately preceding December 31. In September 2023, the Company’s stockholders approved an amendment to the 2015 Equity Incentive Plan that, among other items, increased the number of shares available under the 2015 Equity Incentive Plan by 625,000 shares. Appropriate adjustments were made in the number of authorized shares and other numerical limits in our 2015 Equity Incentive Plan and in outstanding awards to prevent dilution or enlargement of participants’ rights in the event of a stock split or other change in our capital structure. Shares subject to awards granted under our 2015 Equity Incentive Plan which expire, are repurchased or are cancelled or forfeited will again become available for issuance under our 2015 Equity Incentive Plan. The shares available will not be reduced by awards settled in cash. Shares withheld to satisfy tax withholding obligations will not again become available for grant. The gross number of shares issued upon the exercise of stock appreciation rights or options exercised by means of a net exercise or by tender of previously owned shares will be deducted from the shares available under our 2015 Equity Incentive Plan.

Awards may be granted under our 2015 Equity Incentive Plan to our employees, including officers, director or consultants, and our present or future affiliated entities. While we may grant incentive stock options only to employees, we may grant non-statutory stock options, stock appreciation rights, restricted stock purchase rights or bonuses, restricted stock units, performance shares, performance units and cash-based awards or other stock based awards to any eligible participant.

The 2015 Equity Incentive Plan is administered by our compensation committee. Subject to the provisions of our 2015 Equity Incentive Plan, the compensation committee determines, in its discretion, the persons to whom, and the times at which, awards are granted, as well as the size, terms and conditions of each award. All awards are evidenced by a written agreement between us and the holder of the award. The compensation committee has the authority to construe and interpret the terms of our 2015 Equity Incentive Plan and awards granted under our 2015 Equity Incentive Plan.

A summary of stock option activity for the nine months ended September 30, 2023 is presented below:

Subject to Exercise	Number of Options	Weighted Average Exercise Price	Weighted Average Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	1,910	$4,041.60	5.60	$-
Granted – 2023	32,400	5.44	9.94	18,010
Forfeited/Expired – 2023	-	-	-	-
Exercised – 2023	-	-	-	-
Outstanding as of September 30, 2023	34,310	$232.64	8.62	$18,010
Options vested and exercisable at September 30, 2023	2,124	$3,677.60	4.32	$-

As of September 30, 2023, the Company had outstanding stock options as follows:

Date Issued	Exercise Price	Number of Options	Expiration date
August 2015	$9,540.00	174	December 27, 2025
September 2015	$9,540.00	36	December 27, 2025
November 2015	$9,540.00	205	December 27, 2025
December 2015	$9,540.00	12	December 27, 2025
January 2016	$9,540.00	213	January 9, 2026
May 2016	$12,300.00	45	May 26, 2026
September 2016	$12,300.00	21	May 31, 2026
January 2017	$12,300.00	10	January 1, 2027
January 2018	$11,820.00	8	January 1, 2028
January 2019	$564.00	92	January 1, 2029
October 2021	$1,260.00	207	October 26, 2031
January 2022	$844.80	111	January 1, 2032
January 2022	$892.80	209	January 1, 2024
January 2022	$892.80	105	January 3, 2024
August 2022	$387.26	462	August 23, 2032
January 2023	$57.60	237	January 25, 2025
September 2023	$5.12	32,163	September 12, 2033

Total outstanding options at September 30, 2023		34,310

Based on a fair value of $0.71 per share on September 30, 2023. There were no exercisable but unexercised in-the-money common stock warrants on that date.

There were 32,400 options granted during the nine months ended September 30, 2023 with a fair value of $161,948. Vesting of options differs based on the terms of each option. During the nine months ended September 30, 2023 and 2022, the Company had stock-based compensation expense of $81,460 and $204,126, respectively, related to the vesting of stock options granted to the Company’s employees and directors included in our reported net loss. Our policy is to account for forfeitures of the unvested portion of option grants when they occur; therefore, these forfeitures are recorded as a reversal to expense, which can result in a credit balance in the statement of operations.

The Company utilized the Black-Scholes option-pricing model. The assumptions used for the nine months ended September 30, 2023 are as follows:

September 30, 2023
Risk free interest rate	4.39%
Expected Volatility	135.49%
Expected life (in years)	5.86
Expected dividend yield	0%

The expected volatility is a measure of the amount by which our stock price is expected to fluctuate during the expected term of options granted. We determine the expected volatility based upon the historical volatility of our common stock since listing on The Nasdaq Capital Market. We do not believe that the future volatility of our common stock over an option’s expected term is likely to differ significantly from the past. The risk-free interest rate used in the calculations is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options as calculated using the simplified method. The expected life of the options used was based on the contractual life of the option granted. Stock-based compensation is a non-cash expense because we settle these obligations by issuing shares of our common stock from our authorized shares instead of settling such obligations with cash payments.

As of September 30, 2023, total unrecognized compensation cost related to unvested stock options was $135,445. The cost is expected to be recognized over a weighted average period of 0.38 years.

7. Stock-based Compensation

2015 Equity Incentive Plan

The Company has 4,489 shares of Common Stock authorized and reserved for issuance under our 2015 Equity Incentive Plan for option awards. This reserve may be increased by the Board each year by up to the number of shares of stock equal to 5% of the number of shares of stock issued and outstanding on the immediately preceding December 31. Appropriate adjustments will be made in the number of authorized shares and other numerical limits in our 2015 Equity Incentive Plan and in outstanding awards to prevent dilution or enlargement of participants’ rights in the event of a stock split or other change in our capital structure. Shares subject to awards granted under our 2015 Equity Incentive Plan which expire, are repurchased or are cancelled or forfeited will again become available for issuance under our 2015 Equity Incentive Plan. The shares available will not be reduced by awards settled in cash. Shares withheld to satisfy tax withholding obligations will not again become available for grant. The gross number of shares issued upon the exercise of stock appreciation rights or options exercised by means of a net exercise or by tender of previously owned shares will be deducted from the shares available under our 2015 Equity Incentive Plan.

Awards may be granted under our 2015 Equity Incentive Plan to our employees, including officers, director or consultants, and our present or future affiliated entities. While we may grant incentive stock options only to employees, we may grant non-statutory stock options, stock appreciation rights, restricted stock purchase rights or bonuses, restricted stock units, performance shares, performance units and cash-based awards or other stock based awards to any eligible participant.

The 2015 Equity Incentive Plan is administered by our compensation committee. Subject to the provisions of our 2015 Equity Incentive Plan, the compensation committee determines, in its discretion, the persons to whom, and the times at which, awards are granted, as well as the size, terms and conditions of each award. All awards are evidenced by a written agreement between us and the holder of the award. The compensation committee has the authority to construe and interpret the terms of our 2015 Equity Incentive Plan and awards granted under our 2015 Equity Incentive Plan.

A summary of stock option activity for the years ended December 31, 2022 and 2021 are presented below:

Subject to Exercise	Number of Options	Weighted Average Exercise Price	Weighted Average Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	958	$8,888.00	4.65	$-
Granted – 2021	207	1,017.60	10.00	-
Forfeited/Expired – 2021	(142)	9,715.20	-	-
Exercised – 2021	-	-	-	-
Outstanding as of December 31, 2021	1,023	$7,862.40	5.43	$-
Granted – 2022	887	624.00	7.17	-
Forfeited/Expired – 2022	-	-	-	-
Exercised – 2022	-	-	-	-
Outstanding as of December 31, 2022	1,910	$4,041.60	5.60	$-
Options vested and exercisable at December 31, 2022	1,656	$4,552.80	5.04	$-

As of December 31, 2022, the Company had outstanding stock options as follows:

Date Issued	Exercise Price	Number of Options	Expiration date
August 2015	$9,540.00	174	December 27, 2025
September 2015	$9,540.00	36	December 27, 2025
November 2015	$9,540.00	205	December 27, 2025
December 2015	$9,540.00	12	December 27, 2025
January 2016	$9,540.00	213	January 9, 2026
May 2016	$12,300.00	45	May 26, 2026
September 2016	$12,300.00	21	May 31, 2026
January 2017	$12,300.00	10	January 1, 2027
January 2018	$11,820.00	8	January 1, 2028
January 2019	$564.00	92	January 1, 2029
October 2021	$1,260.00	207	October 26, 2031
January 2022	$844.80	111	January 1, 2032
January 2022	$892.80	209	January 1, 2024
January 2022	$892.80	105	January 3, 2024
August 2022	$387.26	462	August 23, 2032

Total outstanding options at December 31, 2022		1,910

Based on a fair value of $50.40 per share on December 31, 2022, there was no intrinsic value attributed to exercisable but unexercised stock options at December 31, 2022.

There were 887 options granted during the year ended December 31, 2022 with a fair value of $321,592. Vesting of options differs based on the terms of each option. During the year ended December 31, 2022 and 2021, the Company had stock-based compensation expense of $266,633 and $207,035, respectively, related to the vesting of stock options granted to the Company’s employees and directors included in our reported net loss. Our policy is to account for forfeitures of the unvested portion of option grants when they occur; therefore, these forfeitures are recorded as a reversal to expense, which can result in a credit balance in the statement of operations.

The Company utilized the Black-Scholes option-pricing model. The assumptions used for the years ended December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Risk free interest rate	0.39% - 3.157%	1.21%
Expected life (in years)	1.00 - 5.87	2 - 10
Expected Volatility	96.24% - 112.54%	113.93%
Expected dividend yield	0%	0%

At December 31, 2022, management determined that the Company has limited trading history by which to determine the volatility of its own common stock price. Accordingly, the fair value of the options was determined based on the historical volatility data of similar companies, considering the industry, products and market capitalization of such other entities. The risk-free interest rate used in the calculations is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options as calculated using the simplified method. The expected life of the options used was based on the contractual life of the option granted. Stock-based compensation is a non-cash expense because we settle these obligations by issuing shares of our common stock from our authorized shares instead of settling such obligations with cash payments.

As of December 31, 2022, total unrecognized compensation cost related to unvested stock options was $54,959. The cost is expected to be recognized over a weighted average period of 0.37 years.